Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Equity [Text Block]

17Equity

Accounting policies

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares are recognized as a deduction from equity. Where the company repurchases the company’s equity share capital (treasury shares), the consideration paid, including any directly attributable incremental transaction costs (net of income taxes), is deducted from shareholders’ equity until such treasury shares are cancelled or reissued.

Where such treasury shares are subsequently reissued, any consideration received, net of any directly attributable incremental transaction costs and the related income tax effects, is included in shareholders’ equity.

Call options on own shares are treated as equity instruments.

Dividends are recognized as a liability in the period in which they are declared and approved by shareholders. The income tax consequences of dividends are recognized when a liability to pay the dividend is recognized.

Common shares

As of December 31, 2022, authorized common shares consist of 2 billion shares (December 31, 2021: 2 billion; December 31, 2020: 2 billion) and the issued and fully paid share capital consists of 889,315,082 common shares, each share having a par value of EUR 0.20 (December 31, 2021: 883,898,969; December 31, 2020: 911,053,001).

Preference shares

As a means to protect the company against (an attempt at) an unsolicited takeover or other attempt to exert (de facto) control of the company, the ‘Stichting Preferente Aandelen Philips’ has been granted the right to acquire preference shares in the company. As of December 31, 2022, no such right has been exercised and no preference shares have been issued. Authorized preference shares consist of 2 billion shares as of December 31, 2022 (December 31, 2021: 2 billion; December 31, 2020: 2 billion).

Options, restricted and performance shares

Under its share-based compensation plans, the company granted stock options on its common shares up to 2013 and other conditional rights to receive common shares in the future such as restricted shares and performance shares (refer to Share-based compensation).

Treasury shares

In connection with the company’s share repurchase programs, shares which have been repurchased and are held in Treasury for the purpose of (i) delivery under share-based compensation plans upon exercise of options, or vesting of restricted or performance shares, and (ii) capital reduction, are accounted for as a reduction of shareholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When treasury shares are delivered by the company under its share-based compensation plans, such shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

When treasury shares are delivered by the company upon exercise of options (granted to employees up to 2013), the difference between the cost and the cash received is recorded in retained earnings. When treasury shares are delivered by the company upon vesting of restricted shares or performance shares (granted under the company’s share-based compensation plans), the difference between the market price of the shares and the cost is recorded in retained earnings, and the market price is recorded in capital in excess of par value.

The following table shows the movements in the outstanding number of shares over the last three years:

Philips Group

Outstanding number of shares

	2020	2021	2022
Balance as of January 1	890,973,790	905,128,293	870,182,445
Dividend distributed	18,080,198	6,345,968	14,174,568
Purchase of treasury shares	(8,669,622)	(45,486,392)	(5,080,693)
Delivery of treasury shares	4,695,170	4,194,577	2,204,207
Issuance of new shares	48,757
Balance as of December 31	905,128,293	870,182,445	881,480,527

The following table reflects transactions that took place in relation to former and current share-based compensation plans:

Philips Group

Transactions related to share-based compensation plans

	2020	2021	2022
Shares acquired	5,351,411	3,996,576	2,142,445
Average market price	EUR 33.81	EUR 36.15	EUR 31.76
Amount paid	EUR 181 million	EUR 144 million	EUR 68 million
Shares delivered	4,695,170	4,194,577	2,204,207
Average price (FIFO)	EUR 34.35	EUR 34.14	EUR 35.16
Cost of delivered shares	EUR 161 million	EUR 143 million	EUR 77 million
Total shares in treasury at year-end	5,924,708	5,726,708	5,664,946
Total cost	EUR 199 million	EUR 201 million	EUR 191 million

The following transactions took place for capital reduction purposes:

Philips Group

Transactions related to capital reduction

	2020	2021	2022
Shares acquired	3,318,211	41,489,816	2,938,248
Average market price	EUR 39.21	EUR 36.22	EUR 36.61
Amount paid	EUR 130 million	EUR 1,503 million	EUR 108 million
Cancellation of treasury shares (shares)	3,809,675	33,500,000	8,758,455
Cancellation of treasury shares (EUR)	EUR 152 million	EUR 1,216 million	EUR 299 million
Total shares in treasury at year-end		7,989,816	2,169,609
Total cost		EUR 287 million	EUR 83 million

Share purchase transactions related to employee option and share plans, as well as transactions related to the reduction of share capital, involved a cash outflow of EUR 187 million. A cash inflow of EUR 12 million from treasury shares mainly relates to the exercise of employee stock options (granted until 2013).

Share repurchase methods for share-based remuneration plans and capital reduction purposes

Philips uses different methods to repurchase shares in its own capital: (i) share buyback repurchases in the open market via an intermediary; (ii) repurchase of shares via forward contracts for future delivery of shares; and (iii) the unwinding of call options on own shares. During 2022, Philips used methods (i) to repurchase shares for capital reduction purposes and methods (ii) and (iii) to repurchase shares for share-based compensation plans.

Forward contracts to repurchase shares

For share-based compensation plans

On June 13, 2022, Royal Philips announced that it will repurchase up to 3.2 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchases plans. Under this program, Philips entered into one forward contract for an amount of EUR 63 million to acquire 3.2 million shares with settlement dates in November 2024 and December 2024 and a weighted average forward price of EUR 19.75.

On May 19, 2021, Royal Philips announced that it will repurchase up to 2 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchase plans. Under this program, Philips entered into one forward contract for an amount of EUR 90 million to acquire 2 million shares with settlement dates in October 2023 and November 2023 and a weighted average forward price of EUR 44.85.

On January 29, 2020, Philips announced that it will repurchase up to 6 million shares to cover certain of its obligations arising from its long-term incentive and employee stock purchase plans. Under this program, Philips entered into three forward contracts to acquire in total 5 million for an amount of EUR 174 million to acquire with settlement dates varying between October 2021 and November 2022 and a weighted average forward price of EUR 34.85. On October 26, 2022, the original settlement date of two tranches entered into under this program (in total 1.75 million shares) has been extended from November 23, 2022 to November 2023, and November 2024, respectively. As of December 31, 2022, a total of 3.3 million shares (December 31, 2021: 1.5 million) under this program were acquired (settled in the fourth quarter of 2021 and 2022, respectively). This resulted in a EUR 57 million  (December 31, 2021: EUR 61 million) increase in retained earnings against treasury shares.

As of December 31, 2022, the remaining forward contracts to cover obligations under share-based remuneration plans related to 7.0 million shares (December 31, 2021: 5.5 million) and amounted to EUR 211 million (December 31, 2021: EUR 203 million).

For capital reduction

On July 26, 2021, Philips announced a share buyback program for share cancellation purposes for an amount of up to EUR 1.5 billion. Consequently, in the third quarter of 2021 Philips entered into three forward contracts for an amount of EUR 731 million to acquire 20 million shares with settlement dates in 2022, 2023 and 2024 and a weighted average forward price of EUR 37.36. Philips executed the remainder of the program through open market purchases by an intermediary in the fourth quarter of 2021 (acquiring 21 million shares) and January 2022 (acquiring 0.8 million shares). This resulted in a EUR 781 million increase in retained earnings against treasury shares. As of December 31, 2022, a total of 2.2 million shares under this program were acquired (in the fourth quarter of 2022). This resulted in EUR 83 million increase in retained earnings against treasury shares.

As of December 31, 2022, the remaining forward contracts entered into for capital reduction purposes relate to 17.4 million shares (December 31, 2021: 19.6 million) and amounted to EUR 648 million (December 31, 2021: EUR 731 million).

Share call options

In 2016, Philips purchased EUR-denominated and USD-denominated call options on its own shares to hedge options granted to employees up to 2013.

In 2022, the company unwound 239,880 EUR-denominated and 152,565 USD-denominated call options against the transfer of the same number of its own shares (392,445 shares) and an additional EUR 6 million cash payment to the buyer of the call options.

As of December 31, 2022, the remaining EUR-denominated call options related to 55,750 shares while there are no remaining USD-denominated call options.

Shares cancellation

In June 2022, Philips completed the cancellation of 8.8 million of its common shares (with a cost price of EUR 299 million). The cancelled shares were acquired as part of the Philips’ EUR 1.5 billion share repurchase programs announced on July 26, 2021.

Dividend distribution

2022

In May 2022, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of  EUR 741 million (including costs). Shareholders could elect for a cash dividend or a share dividend. Approximately 45% of the shareholders elected for a share dividend, resulting in the issuance of 14,174,568 new common shares. The settlement of the cash dividend involved an amount of EUR 411 million (including costs).

A proposal will be submitted to the 2023 Annual General Meeting of Shareholders to pay a dividend of  EUR 0.85 per common share, in common shares only, against retained earnings for 2022.

2021

In June 2021, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 773 million (including costs). Shareholders could elect for a cash dividend or a share dividend. Approximately 38% of the shareholders elected for a share dividend, resulting in the issuance of 6,345,968 new common shares. The settlement of the cash dividend involved an amount of  EUR 482 million (including costs).

2020

In July 2020, Philips distributed a dividend of EUR 0.85 per common share, representing a total value of EUR 758 million (including costs). The dividend was distributed in the form of shares only resulting in the issuance of 18,080,198 new common shares.

Limitations in the distribution of shareholders’ equity

As of December 31, 2022, pursuant to Dutch law, certain limitations exist relating to the distribution of shareholders’ equity of EUR 3,054 million. Such limitations relate to common shares of EUR 178 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 1,010 million and unrealized currency translation differences of EUR 1,866 million. The unrealized loss related to cash flow hedges of EUR 2 million and unrealized loss related to fair value through OCI financial assets of EUR 376 million qualify as revaluation reserves and reduce the distributable amount due to the fact that these reserves are negative.

The legal reserves required by Dutch law of EUR 1,010 million included under retained earnings relates to any legal or economic restrictions on the ability of affiliated companies to transfer funds to the parent company in the form of dividends.

As of December 31, 2021, these limitations in distributable amounts were EUR 1,947 million and related to common shares of EUR 177 million, as well as to legal reserves required by Dutch law included under retained earnings of EUR 654 million and unrealized currency translation differences of EUR 1,117 million. The unrealized losses related to fair value through OCI financial assets of EUR 344 million and unrealized loss related to cash flow hedges of EUR 25 million qualify as a revaluation reserve and reduce the distributable amount due to the fact that this reserve is negative.

Non-controlling interests

Non-controlling interests relate to minority stakes held by third parties in consolidated group companies.

Capital management

Philips manages capital based upon the IFRS measures, net cash provided by operating activities and net cash used for investing activities as well as the non-IFRS measure net debt. The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included below.

Net debt is defined as the sum of long and short-term debt minus cash and cash equivalents. Group equity is defined as the sum of shareholders’ equity and non-controlling interests. This measure is used by Philips Treasury management and investment analysts to evaluate financial strength and funding requirements. The Philips net debt position is managed with the intention of retaining the current strong investment grade credit rating. Furthermore, Philips’ aim when managing the net debt position is dividend stability and a pay-out ratio of 40% to 50% of Adjusted income from continuing operations attributable to shareholders (reconciliation to the most directly comparable IFRS measure, Net income, is provided at the end of this note).

Philips Group

Composition of net debt and group equity

in millions of EUR unless otherwise stated

	2020	2021	2022
Long-term debt	5,705	6,473	7,270
Short-term debt	1,229	506	931
Total debt	6,934	6,980	8,201
Cash and cash equivalents	3,226	2,303	1,172
Net debt	3,708	4,676	7,028
Shareholders' equity	11,870	14,438	13,249
Non-controlling interests	31	36	34
Group equity	11,901	14,475	13,283
Net debt and group equity ratio	24:76	24:76	35:65

Adjusted income from continuing operations attributable to shareholders is not a recognized measure of financial performance under IFRS. The reconciliation of Adjusted income from continuing operations attributable to shareholders to the most directly comparable IFRS measure, Net income for 2022 is included in the following table.

Philips Group

Adjusted income from continuing operations attributable to shareholders

1) in millions of EUR

	2020	2021	2022
Net income	1,195	3,323	(1,605)
Discontinued operations, net of income taxes	(196)	(2,711)	(13)
Income from continuing operations	999	612	(1,618)
Income from continuing operations attributable to non-controlling interests	(8)	(4)	(3)
Income from continuing operations attributable to shareholders1)	991	608	(1,622)
Adjustments for:
Amortization and impairment of acquired intangible assets	377	322	363
Impairment of goodwill	144	15	1,357
Restructuring costs and acquisition-related charges	195	95	202
Other items:	299	1,069	925
Respironics field-action provision		719	250
Respironics field-action running remediation cost		94	210
R&D project impairments			134
Portfolio realignment charges			109
Impairment of assets in S&RC			39
Provision for public investigations tender irregularities			60
Provisions for quality actions in Connected Care		94	59
Loss on divestment of business		76
Remaining items	299	87	63
Net finance income/expenses	(125)	(84)	(4)
Tax impact of adjusted items and tax only adjusting items	(285)	(527)	(376)
Adjusted Income from continuing operations attributable to shareholders1)	1,594	1,497	845
1)Shareholders in this table refers to shareholders of Koninklijke Philips N.V.